Concentrations (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					26.00%	30.00%
Revenue Benchmark [Member] | Two Customers [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		26.00%		29.00%
Revenue Benchmark [Member] | One Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%		18.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					38.00%	15.00%
Accounts Receivable [Member] | Two Customers [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			37.00%
Accounts Receivable [Member] | Three Customers [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					38.00%